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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY 14618
                 -------------------------------

Form 13F File Number: 028-10662
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Anton Schutz      Rochester, NY 14618   February 9, 2006
   -------------------    -------------------   ----------------
       [Signature]            [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                        --------------------

Form 13F Information Table Entry Total:      125
                                        --------------------

Form 13F Information Table Value Total:      $378,028
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                               Mendon Capital Advisors Corp.
                                 Form 13F Information Table
                           For the Period Ended December 31, 2005


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Ace Jan 50                      com        G0070k103    2,672    50000         put       sole                 50000
Aspen Holdings                  com        G05384105    7,761   327900                   sole                327900
CRMH Holdings                   com        G2554P103    2,602   200000                   sole                200000
Aflac Jan 45                    com        001055102    2,321    50000         put       sole                 50000
Aflac Feb 40                    com        001055102    2,321    50000         put       sole                 50000
Aflac Feb 45                    com        001055102    2,321    50000         put       sole                 50000
Alliance Financial              com        019205103    3,424   106700                   sole                106700
American Bancorp NJ             com        02407E104    1,602   161500                   sole                161500
American Express Jan 50         com        025816109    2,573    50000         put       sole                 50000
American Intl Jan 65            com        026874107    6,823   100000         put       sole                100000
American Intl Feb 65            com        026874107    3,412    50000         put       sole                 50000
Ameriprise Financial            com        03076c106      820    20000                   sole                 20000
Ameritrade Jan 22.5             com        87236Y108      600    25000         put       sole                 25000
Amsouth Bancorp                 com        032165102      917    35000                   sole                 35000
Ares Capital                    com        04010L103    3,760   233950                   sole                233950
Astoria Financial               com        046265104    4,572   155500                   sole                155500
Bancorp Rhode Island            com        059690107    6,067   182250                   sole                182250
Bank of America Corp            com        060505104    3,184    69000                   sole                 69000
Bank of New York                com        064057102    1,593    50000                   sole                 50000
Bank Financial Corp             com        06643p104      855    58225                   sole                 58225
Bank United Financial           com        06652b103    1,463    55050                   sole                 55050
BB&T Jan 42.5                   com        054937107    1,048    25000         put       sole                 25000
BB&T Feb 42.5                   com        054937107    1,048    25000         put       sole                 25000
Berkshire Hills                 com        084680107    1,256    37500                   sole                 37500
Bridge Street Financial         com        10805u109    4,290   228825                   sole                228825
Capital One Jan 80              com        14040h105    2,160    25000         put       sole                 25000

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
Centennial Bank Holdings        com        151345103    9,896   800000                   sole                800000
Center Bancorp Inc              com        151408101    1,979   180557                   sole                180557
Central Bancorp                 com        152418109    3,494   125000                   sole                125000
Charter Financial               com        16122m100    3,521    98601                   sole                 98601
Citigroup                       com        172967101    4,368    90000                   sole                 90000
Citizens South Banking Corp     com        176682102    8,392   702290                   sole                702290
Coast Financial Holdings        com        190354100    2,872   175000                   sole                175000
Cobiz Inc                       com        190897108      820    45000                   sole                 45000
Comerica Inc                    com        200340107    3,689    65000                   sole                 65000
Commerce Bank Jan 25            com        200519106      860    25000         put       sole                 25000
Commerce Bank Jan 30            com        200519106    1,721    50000         put       sole                 50000
Commerce Bank Jan 32.50         com        200519106    3,441   100000         put       sole                100000
Commerce Bank Feb 35            com        200519106      860    25000         put       sole                 25000
Commercial Capital Bancorp      com        20162l105    2,140   125000                   sole                125000
Connecticut Bank and Trust      com        207546102    2,171   229700                   sole                229700
Deerfield Triarc                com        244572301    2,077   151600                   sole                151600
Dime Community                  com        253922108    5,930   405900                   sole                405900
Fidelity Bankshares Inc         com        31604Q107    2,207    67500                   sole                 67500
Fieldstone                      com        31659u300    2,084   175700                   sole                175700
First American Jan 45           com        318522307    1,133    25000         put       sole                 25000
First American Feb 45           com        318522307    1,133    25000         put       sole                 25000
First Marblehead Jan 30         com        320771108      822    25000         put       sole                 25000
First Republic Bank             com        336158100      777    21000                   sole                 21000
Flag Financial                  com        33832h107    2,607   154700                   sole                154700
Franklin Resources Jan 85       com        354613101    2,350    25000         put       sole                 25000
Franklin Resources Jan 90       com        354613101    4,701    50000         put       sole                 50000
Gateway Financial               com        368140109    1,142    69000                   sole                 69000
Golden West Jan 60              com        381317106    1,650    25000         put       sole                 25000
Harbor Florida Bancshares       com        411901101      945    25500                   sole                 25500
Hartford Finl Jan 85            com        416515104    2,147    25000         put       sole                 25000
Hingham Institution for Savings com        433323102      810    21000                   sole                 21000
Hudson City Bancorp             com        443683107    8,786  1550002                   sole               1550002
Interchange Financial           com        458447109    2,303   133500                   sole                133500
Investors Bancorp               com        46146p102    2,868   260000                   sole                260000
Investor Financial Jan 35       com        461915100    1,842    50000         put       sole                 50000
JP Morgan Chase                 com        46625h100    3,870    97500                   sole                 97500
LSB Corporation                 com        50215p100      468    27000                   sole                 27000
Legg Mason Jan 115              com        524901105    2,992    25000         put       sole                 25000

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
Lehman Bros Jan 125             com        524908100    3,204    25000         put       sole                 25000
Marshall & Isley                com        571834100    1,506    35000                   sole                 35000
MBIA Jan 60                     com        55262C100    1,504    25000         put       sole                 25000
Mercantile Bancshares           com        587405101    3,386    60000                   sole                 60000
Merrill Lynch                   com        590188108    2,963    43750                   sole                 43750
MGIC Invt Jan 60                com        552848103    3,291    50000         put       sole                 50000
Millenium Bankshares            com        60037b106    1,838   212500                   sole                212500
Moodys Corp Jan 55              com        615369105    3,071    50000         put       sole                 50000
Morgan Stanley                  com        617446448    7,405   130500                   sole                130500
Mortgage Holdings               com        61915q108    3,012   220500                   sole                220500
National City Jan 35            com        635405103      839    25000         put       sole                 25000
National City Jan 32.5          com        635405103    3,357   100000         put       sole                100000
National City Apr 32.5          com        635405103      839    25000         put       sole                 25000
Nationwide Jan 40               com        638612101      880    20000         put       sole                 20000
NetBank                         com        640933107      361    50000                   sole                 50000
New Century Jan 35              com        6435EV108    1,804    50000         put       sole                 50000
New England Bancshares          com        643863202    1,097   102500                   sole                102500
Northern Trust Feb 50           com        665859104    2,591    50000         put       sole                 50000
NorthFork Bancorp               com        659424105    5,746   210000                   sole                210000
Northwest Bancorp               com        667328108      319    15000                   sole                 15000
PNC  Financial                  com        693475105    5,256    85000                   sole                 85000
Pacific Mercantile Bank         com        694552100    1,311    75500                   sole                 75500
Pacific Premier Bancorp         com        69478x105      332    28168                   sole                 28168
Penn Fed Financial              com        708167101      465    25251                   sole                 25251
Peoples Bank Bridgeport         com        710198102   12,989   418200                   sole                418200
Principal Finl Jan 45           com        74251v102    4,743   100000         put       sole                100000
Provident Financial Apr 17.5    com        74386T105      370    20000         put       sole                 20000
Provident Financial Jul 17.5    com        74386T105      370    20000         put       sole                 20000
Prudential Bancorp              com        744319104      486    41000                   sole                 41000
Radian Jan 50                   com        750236101    2,930    50000         put       sole                 50000
Radian Feb 55                   com        750236101    1,465    25000         put       sole                 25000
Republic Companies              com        760349100    2,030   131150                   sole                131150
Rome Bancorp                    com        77587p103    2,168   200000                   sole                200000
SCBT Financial                  com        78401v102    1,337    40000                   sole                 40000
Schwab Jan 12.5                 com        808513105    1,467   100000         put       sole                100000
SNBT Bancshares                 com        78460m209    7,040   404597                   sole                404597
Sound Federal                   com        83607v104    8,370   438237                   sole                438237
South Financial Group           com        837841105      689    25000                   sole                 25000

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
Sovereign Bancorp               com        845905108   14,215   657500                   sole                657500
Sovereign Bank Jan 20           com        845905108    1,081    50000         call      sole                 50000
State National Bancshares       com        857124101    5,073   190000                   sole                190000
State Street Feb 50             com        857477103    2,772    50000         put       sole                 50000
Sterling Bancshares             com        858907108    2,666   172700                   sole                172700
Sterling Bancorp                com        859158107    1,616    81900                   sole                 81900
Sun American Bank               com        86664A103    1,100   250000                   sole                250000
Suntrust Jan 70                 com        867914103    3,638    50000         put       sole                 50000
Synergy Bank                    com        87162v102    4,784   381529                   sole                381529
Synovus                         com        87161c105      675    25000                   sole                 25000
TD Banknorth                    com        87235a101    4,793   165000                   sole                165000
Technology Investment           com        878717305    3,268   216430                   sole                216430
Texas Regional Bancshares       com        882673106    2,604    92000                   sole                 92000
USB Holding                     com        902910108    7,533   347794                   sole                347794
US Bancorp                      com        902973304    1,279    42800                   sole                 42800
United Community Banks          com        90984p105    3,333   125000                   sole                125000
Wachovia Jan 50                 com        920003102    5,286   100000         put       sole                100000
Washington Mutual               com        939322103    3,263    75000                   sole                 75000
Webster Financial               com        947890109    2,345    50000                   sole                 50000
Wells Fargo Jan 60              com        949746101    6,283   100000         put       sole                100000
WestBank Corp                   com        957116106      109     7600                   sole                 7600
Willow Grove Bancorp            com        97111w101    4,539   300000                   sole                300000
Yardville National              com        985021104    1,831    52847                   sole                 52847
Zions Bancorp Jan 75            com        989701107    3,778    50000         put       sole                 50000

Total                                                 378,028